BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Opening and closing balances of the Company's contract balances (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Oct. 01, 2024	Oct. 01, 2023
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Change in contract liabilities		$ 8,513	$ 240,500	$ 240,500	$ 17,650
Change in contract assets		65,865		(90,852)	115,286
Revenue recognized in contract liabilities	$ 0	12,285		9,600	40,035
Deferred revenue
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Contract liabilities	3,772	3,772	$ 12,285	12,285	252,785	$ 252,785	$ 270,435
Accounts receivables
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Contract assets	$ 303,265	$ 303,265		$ 237,400	$ 328,252	$ 328,252	$ 212,966